Provision for Product Warranty - Summary of Provision for Product Warranty (Detail) - Product Warranty Provision [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of other provisions [Line Items]
Beginning balance	¥ 238,850	$ 37,737	¥ 233,577
Provision made	412,514	65,174	350,803
Provision utilized	(361,058)	(57,045)	(345,530)
Ending balance	¥ 290,306	$ 45,866	¥ 238,850